UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2008

Check here if Amendment [   ];            Amendment Number: _________
     This Amendment (Check only one):          [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Cheyne Capital Management (UK) LLP
Address:     Stornoway House, 13 Cleveland Row, London SW1A 1DH

Form 13F File Number:   28-12483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Simon James

Title:        Compliance Officer

Phone:        +44 (0)20 7031 7560

Signature, Place, and Date of Signing:

         /s/ Simon James            London, England             May 7, 2008
         ---------------            ---------------          -----------------
           [Signature]              [City, State]                 [Date]


Report Type:            (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           Nil

Form 13F Information Table Entry Total:      76

Form 13F Information Table Value Total:      $632,679
                                             (thousands)

                       Cheyne Capital Management (UK) LLP

                           Form 13F Information Table


Name                           Title of         CUSIP    Value   SHRS or     SH/  Put/  Investment   Other     Voting Authority
                                Class                    x$1000 PRN amount   PRN  call  Discretion  Managers Sole    Shared   None
---------------------------    --------         -----    ------ ----------   ---  ----  ----------  -------- ----    ------   ----


ACERGY S A                     SPONSORED
                               ADR            00443E104    2711    127000     SH            SOLE               127000
ALSIUS CORPORATION             COM            021211107    1158    629292     SH            SOLE               629292
AMERICA MOVIL SAB DE CV        SPON ADR
                               L SHS          02364W105     350      5500     SH            SOLE                 5500
TD AMERITRADE HLDG CORP        COM            87236Y108     908     55000     SH            SOLE                55000
ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY
                               SH             03938L104    1227     15000     SH            SOLE                15000
ARCHER DANIELS MIDLAND CO      COM            039483102    2058     50000     SH            SOLE                50000
BRINKER INTL INC               COM            109641100     186     10000     SH            SOLE                10000
CALPINE CORP                   COM NEW        131347304    1105     60000     SH            SOLE                60000
CAPSTONE TURBINE CORP          COM            14067D102     504    237500     SH            SOLE               237500
CARNIVAL CORP                  DBCV 1.132%
                               4/2            143658AV4    6522  10000000    PRN            SOLE             10000000
CHAMPION ENTERPRISES INC       NOTE 2.750%
                               11/0           158496AC3    2216   2500000    PRN            SOLE              2500000
CHC HELICOPTER CORP            CL A SUB VTG   12541C203   31421   1033600     SH            SOLE              1033600
CHINA DIGITAL TV HLDG CO LTD   SPONSORED
                               ADR            16938G107     260     13950     SH            SOLE                13950
COMPANHIA VALE DO RIO DOCE     SPONSORED
                               ADR            204412209    1399     40400     SH            SOLE                40400
CISCO SYS INC                  COM            17275R102     482     20000     SH            SOLE                20000
COMMERCIAL METALS CO           COM            201723103    1049     35000     SH            SOLE                35000
COVAD COMMUNICATIONS GROUP I   COM            222814204      28     28665     SH            SOLE                28665
DANA HOLDING CORP              COM            235825205     500     50000     SH            SOLE                50000
DELL INC                       COM            24702R101     697     35000     SH            SOLE                35000
DIEBOLD INC                    COM            253651103   21633    576100     SH            SOLE               576100
DRS TECHNOLOGIES INC           COM            23330X100    2792     47900     SH            SOLE                47900
DURECT CORP                    NOTE 6.250%
                               6/1            266605AB0    3750   2176000    PRN            SOLE              2176000
DYNEGY INC DEL                 CL A           26817G102    1184    150000     SH            SOLE               150000
EAGLE TEST SYS INC             COM            270006109     212     20200     SH            SOLE                20200
ELDORADO GOLD CORP NEW         COM            284902103     682    100000     SH            SOLE               100000





Name                           Title of         CUSIP    Value   SHRS or     SH/  Put/  Investment   Other     Voting Authority
                                Class                    x$1000 PRN amount   PRN  call  Discretion  Managers Sole    Shared   None
---------------------------    --------         -----    ------ ----------   ---  ----  ----------  -------- ----    ------   ----


ENERGY EAST CORP               COM            29266M109   22563    935445     SH            SOLE               935445
ENTERGY CORP NEW               COM            29364G103     545      5000     SH            SOLE                 5000
FIDELITY NATL INFORMATION SV   COM            31620M106     572     15000     SH            SOLE                15000
GAMMON GOLD INC                COM            36467T106    2704    342700     SH            SOLE               342700
HELMERICH & PAYNE INC          COM            423452101     234      5000     SH            SOLE                 5000
HERCULES OFFSHORE INC          COM            427093109    1256     50000     SH            SOLE                50000
HESS CORP                      COM            42809H107     220      2500     SH            SOLE                 2500
HUNTSMAN CORP                  COM            447011107  110213   4679968     SH            SOLE              4679968
INTEL CORP                     COM            458140100     642     30300     SH            SOLE                30300
INTERNATIONAL BUSINESS MACHS   COM            459200101    2879     25000     SH            SOLE                25000
INTERNATIONAL GAME TECHNOLOG   DBCV 2.600%
                               12/1           459902AP7    2563   2500000    PRN            SOLE              2500000
IPC HLDGS LTD                  ORD            G4933P101    1680     60000     SH            SOLE                60000
KANSAS CITY SOUTHERN           COM NEW        485170302     802     20000     SH            SOLE                20000
KINROSS GOLD CORP              NOTE 1.750%
                               3/1            496902AB3     539    500000    PRN            SOLE               500000
KOPPERS HOLDINGS INC           COM            50060P106     665     15000     SH            SOLE                15000
LOCKHEED MARTIN CORP           DBCV 8/1       539830AP4    6238   4550000    PRN            SOLE              4550000
MASSEY ENERGY CORP             COM            576206106    1278     35000     SH            SOLE                35000
MATRIA HEALTHCARE INC          COM NEW        576817209    5575    250000     SH            SOLE               250000
MECHEL OAO                     SPONSORED
                               ADR            583840103    1365     12000     SH            SOLE                12000
NAVTEQ CORP                    COM            63936L100   63029    926902     SH            SOLE               926902
NEWMONT MINING CORP            COM            651639106    2265     50000     SH            SOLE                50000
NOBLE CORPORATION              SHS            G65422100    3725     75000     SH            SOLE                75000
NORTH AMERN INS LEADERS INC    W EXP
                               03/21/201      65687M112       3    262500     SH            SOLE               262500
NORTH AMERN INS LEADERS INC    COM            65687M104    2069    262500     SH            SOLE               262500
NRG ENERGY INC                 COM NEW        629377508    1365     35000     SH            SOLE                35000
NUCOR CORP                     COM            670346105     677     10000     SH            SOLE                10000
OMNICOM GROUP INC              NOTE 7/3       681919AM8    2506   2500000    PRN            SOLE              2500000
ORACLE CORP                    COM            68389X105     430     22000     SH            SOLE                22000
PARTNER COMMUNICATIONS CO LT   ADR            70211M109     225     10000     SH            SOLE                10000
PETROLEO BRASILEIRO SA PETRO   SPONSORED
                               ADR            71654V408    1823     17850     SH            SOLE                17850
PINNACLE GAS RESOURCES INC     COM            723464301      32     12590     SH            SOLE                12590
POWERSHARES QQQ TRUST          UNIT SER 1     73935A104    2186     50000     SH            SOLE                50000





Name                           Title of         CUSIP    Value   SHRS or     SH/  Put/  Investment   Other     Voting Authority
                                Class                    x$1000 PRN amount   PRN  call  Discretion  Managers Sole    Shared   None
---------------------------    --------         -----    ------ ----------   ---  ----  ----------  -------- ----    ------   ----


PUGET ENERGY INC NEW           COM            745310102    3674    142000     SH            SOLE               142000
QUALCOMM INC                   COM            747525103    1025     25000     SH            SOLE                25000
QWEST COMMUNICATIONS INTL IN   NOTE 3.500%
                               11/1           749121BY4   17028  16500000    PRN            SOLE             16500000
RECKSON OPER PARTNERSHIP L P   DEB 4.000%
                               6/1            75621LAJ3    7806   8400000    PRN            SOLE              8400000
RELIANT ENERGY INC             COM            75952B105    1374     58100     SH            SOLE                58100
STREETTRACKS GOLD TR           GOLD SHS       863307104     995     11000     SH            SOLE                11000
SYMANTEC CORP                  COM            871503108    1476     88788     SH            SOLE                88788
TAKE-TWO INTERACTIVE SOFTWAR   COM            874054109   14036    550000     SH            SOLE               550000
TELEFONOS DE MEXICO S A B      SPON ADR
                               ORD L          879403780     376     10000     SH            SOLE                10000
TELLABS INC                    COM            879664100     899    165000     SH            SOLE               165000
TITAN INTL INC ILL             COM            88830M102   11689    381859     SH            SOLE               381859
TRIDENT MICROSYSTEMS INC       COM            895919108     361     70000     SH            SOLE                70000
VALERO ENERGY CORP NEW         COM            91913Y100     491     10000     SH            SOLE                10000
VORNADO RLTY L P               DEB 3.875%
                               4/1            929043AC1    7882   6950000    PRN            SOLE              6950000
WESTERN DIGITAL CORP           COM            958102105     270     10000     SH            SOLE                10000
XM SATELLITE RADIO HLDGS INC   CL A           983759101    9796    843041     SH            SOLE               843041
XYRATEX LTD                    COM            G98268108     337     18800     SH            SOLE                18800
YAHOO INC                      COM            984332106  224208   7750000     SH            SOLE              7750000
YAMANA GOLD INC                COM            98462Y100    1054     70000     SH            SOLE                70000
